Document and Entity Information	Feb. 02, 2018
Prospectus:
Document Type	497
Document Period End Date	Feb. 02, 2018
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Feb. 02, 2018
Document Effective Date	Feb. 02, 2018
Prospectus Date	Nov. 28, 2017
PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
PACE® Global Real Estate Securities Investments | Class C
Prospectus:
Trading Symbol	PREEX
PACE® Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX